Lease arrangements - Summary of right of use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease arrangements
At start of year	£ 113	£ 145
Additions	32	38
Remeasurement	5	6
Disposals	(9)	(7)
Depreciation	(50)	(65)
Exchange translation differences	(2)	(4)
At end of year	£ 89	£ 113